Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds - 99.9%
Alabama - 7.3%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$242,516	(a)
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	9,470,000	9,382,308
Lower Alabama Gas District, Natural Gas Revenue:
Gas District #2	4.000%	12/1/24	1,000,000	1,124,200
Gas Project #2	4.000%	12/1/25	1,000,000	1,148,370
Series A	5.000%	9/1/46	3,250,000	4,923,165
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,500,000	1,664,025	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	700,000	812,728	(d)
Total Alabama				19,297,312
Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	250,000	320,740
Arizona - 5.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,104,380	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,167,260
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	394,712	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	9,636,894
Total Arizona				13,303,246
California - 13.4%
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	500,000	613,595	(a)
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/47	600,000	732,726	(a)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	1,000,000	1,258,640
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,805,550	(a)(d)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
California - continued
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	$2,250,000	$3,040,447
Various Purpose, Refunding	5.000%	10/1/29	400,000	546,508
Various Purpose, Refunding	4.000%	11/1/36	250,000	300,373
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	848,726	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	500,000	530,935
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	600,000	637,122
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	500,000	620,215	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,100,000	1,383,855	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	1,000,000	1,266,160
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,016,200
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,602,815
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	149,950	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	1,975,000	2,579,409
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	730,957
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	500,000	663,905
Series A, Refunding	5.000%	10/1/48	750,000	970,365
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	1,000,000	1,317,380
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	300,000	384,969
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,223,120

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
California - continued
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	$500,000	$633,185
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	1,515,000	1,920,262
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	250,000	250,835
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	300,000	338,748
University of California, General Revenue, Refunding	5.000%	5/15/37	2,500,000	3,176,000
Total California				35,542,952
Colorado - 2.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	532,525
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	500,000	622,500
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	223,156
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	5,015,000	5,562,036
Total Colorado				6,940,217
Connecticut - 1.1%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	621,265
Connecticut State, GO:
Series A	4.000%	4/15/37	600,000	713,220
Series E	5.000%	10/15/34	280,000	342,770
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,254,110
Total Connecticut				2,931,365
Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	611,080

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia - 0.8%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	$250,000	$266,273
Series A, Refunding	4.000%	3/1/45	1,000,000	1,205,250	(e)
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	500,000	515,575	(b)(c)
Total District of Columbia				1,987,098
Florida - 0.9%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	879,495	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	611,860	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	425,999
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	281,838
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	294,967
Total Florida				2,494,159
Georgia - 0.4%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	250,000	320,263
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	650,000	809,243
Total Georgia				1,129,506
Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	372,540
Illinois - 11.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	592,485
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	440,219
Series C, Refunding	5.000%	12/1/24	250,000	290,215
Chicago, IL, GO:
Series A	5.000%	1/1/44	300,000	362,091
Series A, Refunding	5.000%	1/1/26	750,000	885,300

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Illinois - continued
Series A, Refunding	6.000%	1/1/38	$500,000	$630,195
Series B, Refunding	5.500%	1/1/30	1,685,000	1,983,649
Series C, Refunding	5.000%	1/1/25	250,000	288,113
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	1,000,000	1,105,420
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	301,890
Senior Lien, Series D	5.000%	1/1/47	500,000	604,965
Senior Lien, Series D	5.000%	1/1/52	500,000	604,040
Series D, Refunding	5.000%	1/1/46	2,000,000	2,324,540
Trips Obligated Group	5.000%	7/1/48	200,000	240,738	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	296,192
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	901,897
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	753,966
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,558,523
Illinois State Finance Authority Revenue:
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	600,000	728,400
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	363,453
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	313,082
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	315,255
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	900,000	1,071,945
Series C, Refunding	5.000%	1/1/26	1,200,000	1,471,764
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	121,530
Illinois State, GO:
Series 2016	5.000%	1/1/35	250,000	294,053
Series 2016, Refunding	5.000%	2/1/26	1,000,000	1,201,550
Series 2016, Refunding	5.000%	2/1/29	600,000	733,296

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Illinois - continued
Series A	5.000%	12/1/42	$500,000	$603,930
Series A, Refunding	5.000%	10/1/29	1,600,000	2,026,560
Series C	5.000%	11/1/29	300,000	369,885
Series D	5.000%	11/1/26	300,000	366,672
Series D	5.000%	11/1/27	500,000	622,665
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,800,000	2,208,942	(e)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	1,000,000	1,012,500
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,340,000	1,783,969
Total Illinois				30,773,889
Indiana - 4.7%
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	10,000,000	10,114,000	(b)(c)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	675,000	824,074
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	500,000	582,425
Courthouse and Jail Project, Series A	5.000%	2/1/54	750,000	949,335
Total Indiana				12,469,834
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	208,154
Kentucky - 2.3%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	2,000,000	2,224,580	(b)(c)
Series B	4.000%	1/1/25	1,500,000	1,694,550	(b)(c)
Series C	4.000%	2/1/28	1,870,000	2,222,084	(b)(c)
Total Kentucky				6,141,214

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Louisiana - 0.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$500,000	$607,255	(a)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	400,000	420,864	(b)(c)
Total Louisiana				1,028,119
Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,503,414
Massachusetts - 1.9%
Massachusetts State DFA Revenue:
UMass Boston Student Housing Project	5.000%	10/1/41	250,000	295,575
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	306,255
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	645,470	(a)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	3,000,000	3,853,200
Total Massachusetts				5,100,500
Michigan - 2.2%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	400,000	452,808
Detroit, MI, Water Supply System Revenue, Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,019
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,500,000	1,559,010	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	350,000	414,015
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	410,000	474,706
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	494,072	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,275,540
Total Michigan				5,675,170

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Missouri - 0.7%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	$1,000,000	$1,244,530	(a)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	172,838
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	401,859
Total Missouri				1,819,227
New Jersey - 4.7%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	695,000	759,482	(a)
New Jersey State EDA Revenue:
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	250,000	310,173
Series DDD	5.000%	6/15/34	1,500,000	1,818,480
Transit Transportation Project, Series A	5.000%	11/1/32	500,000	639,615
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,898,920
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	239,600	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	154,530
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	903,097
Transportation Program, Series AA	5.250%	6/15/43	500,000	625,485
Transportation Program, Series BB	4.000%	6/15/36	250,000	289,338
Transportation System, Series A, Refunding	5.000%	12/15/25	1,250,000	1,502,175
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	243,690
Total New Jersey				12,384,585
New York - 18.2%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	1,500,000	1,532,010	(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
New York - continued
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	$500,000	$616,355
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,576,140
New York State Dormitory Authority, Sales Tax Revenue:
Group 2, Series E, Refunding	5.000%	3/15/36	1,500,000	1,957,200
Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,886,740
Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	12,778,200
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	1,000,000	1,284,260
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	2,500,000	3,615,025
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	575,000	647,870	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,196,360
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,500,000	1,867,770	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,100,000	1,367,036	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/36	3,380,000	4,168,926	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	3,000,000	3,453,420	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,225,991
Total New York				48,173,303
North Carolina - 1.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	641,390

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
North Carolina - continued
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	$250,000	$294,423
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/33	1,000,000	1,223,940
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	123,366
North Carolina State Turnpike Authority Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/54	750,000	873,502
Total North Carolina				3,156,621
Ohio - 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	4.000%	6/1/48	350,000	401,597	(e)
Series B-2, Refunding	5.000%	6/1/55	550,000	621,984	(e)
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	300,000	366,360
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	500,000	532,140	(a)(b)(c)
Total Ohio				1,922,081
Oklahoma - 0.0%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	40,000	48,455
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	113,130	283	*(f)
Total Oklahoma				48,738
Oregon - 0.3%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	650,000	773,676
Pennsylvania - 2.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	250,000	317,735
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,151,260
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	364,326	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania - continued
Pennsylvania State, GO, Refunding	5.000%	7/15/30	$1,000,000	$1,326,150
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,260,870
Lease Revenue, Refunding	5.000%	10/1/30	350,000	472,503
Philadelphia, PA, GO, Series B	5.000%	2/1/37	500,000	651,390
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	245,696
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	673,409
Total Pennsylvania				6,463,339
Puerto Rico - 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,200,000	1,299,000
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	440,000	351,450	*(f)
Series A	5.050%	7/1/42	100,000	79,875	*(f)
Series XX	5.250%	7/1/40	920,000	737,150	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	290,000	248,072
CAB, Restructured, Series A-1	0.000%	7/1/46	2,990,000	889,585
Restructured, Series A-1	4.750%	7/1/53	150,000	169,818
Restructured, Series A-1	5.000%	7/1/58	1,060,000	1,215,682
Total Puerto Rico				4,990,632
South Carolina - 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	627,805	(a)
Texas - 7.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/35	300,000	372,096
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	457,856
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	773,886	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Texas - continued
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	$2,500,000	$3,117,600
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	313,542
Houston, TX, Airport System Revenue:
Public Improvement Project, Series A, Refunding	5.000%	3/1/32	1,100,000	1,436,666
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,240,470	(a)
Subordinate, Series C, Refunding	5.000%	7/1/31	1,750,000	2,217,530	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	120,000	146,413	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,083,850
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,000,000	1,273,070
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	190,000	231,815
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,115,000	1,327,564
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	587,820	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	500,000	596,415
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,700,000	2,156,841	(g)
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B, Refunding	5.000%	8/15/29	1,000,000	1,353,900

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Texas - continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$150,000	$122,484	(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	35,177
Total Texas				20,844,995
U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,800,000	1,804,572
Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	1,750,000	2,169,615	(a)
Utah Infrastructure Agency, Telecommunications Revenue, Series 2019	5.000%	10/15/26	300,000	359,802
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	294,847
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	500,000	618,925
Total Utah				3,443,189
Virginia - 1.1%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	480,008	(a)
Series B, Refunding	5.000%	7/1/45	500,000	596,150	(a)
Virginia State Small Business Financing Authority Revenue, Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,934,484	(a)
Total Virginia				3,010,642
Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	750,000	960,045	(a)
Series A	5.000%	5/1/36	500,000	611,905	(a)
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	363,726	(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Washington - continued
Washington State HFC, Non-Profit Housing Revenue, Heron’s Key, Series A	6.000%	7/1/25	$675,000	$765,808	(d)
Washington State, GO, Series R, 2018D, Refunding	5.000%	8/1/33	1,000,000	1,273,150
Total Washington				3,974,634
West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	531,028	(b)(c)
Wisconsin - 1.2%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	750,000	867,525	(d)
Public Finance Authority, WI, Revenue, Series A, AGM	5.000%	7/1/44	1,000,000	1,226,200
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	932,295
Total Wisconsin				3,026,020
Total Investments before Short-Term Investments (Cost - $233,249,089)				264,825,596
Short-Term Investments - 1.1%
Municipal Bonds - 1.1%
Mississippi - 0.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	1.200%	11/1/35	1,000,000	1,000,000	(h)(i)
Missouri - 0.0%
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	1.160%	10/1/24	100,000	100,000	(h)(i)
New York - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.250%	6/15/48	100,000	100,000	(h)(i)
Pennsylvania - 0.0%
Philadelphia, PA, Authority for IDR, Series B, Refunding, LOC - TD Bank N.A.	1.120%	10/1/30	100,000	100,000	(h)(i)
Texas - 0.4%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	1.220%	12/1/41	200,000	200,000	(h)(i)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Texas - continued
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	1.200%	8/1/22	$100,000	$100,000	(h)(i)
ExxonMobil Corp., Series B, Refunding	1.240%	11/1/29	600,000	600,000	(a)(h)(i)
Total Texas				900,000
Utah - 0.2%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series D	1.180%	5/15/36	600,000	600,000	(h)(i)
Total Municipal Bonds (Cost - $2,800,000)				2,800,000

		Shares
Money Market Funds - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $60,907)	1.491%	60,907	60,907
Total Short-Term Investments (Cost - $2,860,907)			2,860,907
Total Investments - 101.0% (Cost - $236,109,996)			267,686,503
Liabilities in Excess of Other Assets - (1.0)%			(2,665,116)
Total Net Assets - 100.0%			$265,021,387

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on these securities is currently in default as of February 29, 2020.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
USD	—	Unified School District

At February 29, 2020, the Fund had the following open futures contracts:

	Number of	Expiration		Notional	Market	Unrealized
	Contracts	Date		Amount	Value	Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term
Bonds	54	6	/20	$10,950,346	$11,205,000	$(254,654)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$264,825,596	—	$264,825,596
Short-Term Investments†:
Municipal Bonds	—	2,800,000	—	2,800,000
Money Market Funds	$60,907	—	—	60,907
Total Short-Term Investments	60,907	2,800,000	—	2,860,907
Total Investments	$60,907	$267,625,596	—	$267,686,503

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$254,654	—	—	$254,654

† See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.